Other Reserves (Details) - Schedule of movements in options and warrants $ in Millions	12 Months Ended
	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($) shares	Jun. 30, 2020 USD ($) shares
Schedule Of Movements In Options And Warrants Abstract
Balance | shares	45,309,478	42,807,118	79,463,744	79,463,744
Balance (in Dollars)	$ 3,360,128	$ 1,011,878	$ 4,281,790
Balance | shares	19,873,877	45,309,478	42,807,118	42,807,118
Balance (in Dollars)	$ 3,053,197	$ 3,360,128	$ 1,011,878
Remeasurement of options issued in prior period (2019-11-06) | shares
Remeasurement of options issued in prior period (2019-11-06) (in Dollars)			$ (607,000)
Issue of representative warrants (2019-07-16) | shares			542,600	542,600
Issue of representative warrants (2019-07-16) (in Dollars)			$ 55,454
Lapse of unexercised options at $0.50 (2019-11-27) | shares			(7,625,532)	(7,625,532)
Lapse of unexercised options at $0.50 (2019-11-27) (in Dollars)			$ (2,086,920)
Lapse of unexercised options at $0.55 (2019-11-30) | shares			(25,289,894)	(25,289,894)
Lapse of unexercised options at $0.55 (2019-11-30) (in Dollars)
Lapse of unexercised options at $0.50 (2020-06-30) | shares			(2,000,000)	(2,000,000)
Lapse of unexercised options at $0.50 (2020-06-30) (in Dollars)			$ (164,400)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23) | shares			(218,800)	(218,800)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-06-23) (in Dollars)			$ (72)
Exercise of representative warrants (2020-06-15, 2020-06-22) | shares			(2,065,000)	(2,065,000)
Exercise of representative warrants (2020-06-15, 2020-06-22) (in Dollars)			$ (540,062)
Share-based payments expenses (in Dollars)				$ 73,088
Exercise of representative warrants (2020-07-2) | shares		(9,640)
Exercise of representative warrants (2020-07-2) (in Dollars)
Exercise of ESOP unlisted options at $0.50 (2020-07-24) | shares		(100,000)
Exercise of ESOP unlisted options at $0.50 (2020-07-24) (in Dollars)		$ (15,700)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29) | shares		(3,048,000)
Exercise of NASDAQ Warrants at US$10 per 40 options (2020-07-27, 2020-07-29) (in Dollars)		$ (1,012)
Lapse of unexercised options (2020-09-25) | shares		(5,000,000)
Lapse of unexercised options (2020-09-25) (in Dollars)		$ (368,000)
Issue of representative warrants at US$23.44 per 40 options (2020-07-24) | shares		2,560,000
Issue of representative warrants at US$23.44 per 40 options (2020-07-24) (in Dollars)		$ 1,032,960
Issue of ESOP unlisted options at $0.12 (2020-10-29) | shares		9,000,000
Issue of ESOP unlisted options at $0.12 (2020-10-29) (in Dollars)		$ 1,970,100
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09) | shares		(900,000)
Cashless exercise of ESOP unlisted options at $0.12 (2021-02-09) (in Dollars)		$ (197,010)
Reclassify share-based payments expenses from reserves to share capital | shares
Reclassify share-based payments expenses from reserves to share capital (in Dollars)		$ (73,088)
Lapse of unexercised options at $0.50 (2021-07-01) | shares	(1,200,000)
Lapse of unexercised options at $0.50 (2021-07-01) (in Dollars)	$ (188,400)
Issue of ESOP unlisted options at $0.25 (2021-11-05) | shares	500,000
Issue of ESOP unlisted options at $0.25 (2021-11-05) (in Dollars)	$ 18,624
Lapse of unexercised options at $1.94 (2021-11-30) | shares	(14,493)
Lapse of unexercised options at $1.94 (2021-11-30) (in Dollars)	$ (28,813)
Lapse of unexercised options at $1.94 (2022-06-14) | shares	(24,721,108)
Lapse of unexercised options at $1.94 (2022-06-14) (in Dollars)	$ (144,648)
ESOP unlisted options granted at $0.12 (2022-06-27) | shares
ESOP unlisted options granted at $0.12 (2022-06-27) (in Dollars)	$ 36,306